Document And Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Entity Information [Abstract]
Entity Registrant Name	GLOBUS MARITIME LTD
Trading Symbol	GLBS
Entity Central Index Key	0001499780
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	3,209,327